Exceptional Items - Summary of Exceptional Items relating to UK portfolio (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities	$ 0	$ 22
Provisions charged to the income statement (incl onerous contracts)	(40)
Impairment charges [abstract]
Impairment loss		(4)
Property plant and equipment	0	(90)
Other impairment charges	(4)	(226)	$ (131)
Profit (loss) from operating activities	494	(153)	630
Fair value gains on contingent purchase consideration	6	13	27
(Loss) profit before tax	361	(280)	542
Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs		(8)
Right-of-use assets [member]
Impairment charges [abstract]
Impairment loss	$ 0
UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities		18
Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs		(4)
Exceptional items [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to the income statement (incl onerous contracts)		(10)
Exceptional items [member] | UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets and lease liabilities		18
Impairment charges [abstract]
Goodwill			(49)
Property plant and equipment		(50)
Other impairment charges		(50)	(81)
Profit (loss) from operating activities		(46)	(81)
Fair value gains on contingent purchase consideration		21	38
(Loss) profit before tax		(25)	(43)
Exceptional items [member] | UK Portfolio [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs		(4)
Impairment charges [abstract]
Profit (loss) from operating activities		4
Exceptional items [member] | UK Portfolio [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to the income statement (incl onerous contracts)		$ (10)
Exceptional items [member] | UK Portfolio [member] | Right-of-use assets [member]
Impairment charges [abstract]
Impairment loss			$ (32)